Derivative Instruments - Changes in AOCI (net of tax) (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning	$ 1,356,654	$ 990,772	$ 1,050,607	$ 1,151,548	$ 1,220,799	$ 1,286,106	$ 1,050,607	$ 1,286,106	$ 1,050,607	$ 1,286,106	$ 1,286,106	$ 1,505,361
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(4,724)	(3,861)		(2,427)	(5,504)		(7,631)	1,032	(12,317)	(1,357)	(8,626)	17,454
Balance at the end	1,372,507	1,356,654	990,772	1,098,104	1,151,548	1,220,799	1,356,654	1,151,548	1,372,507	1,098,104	1,050,607	1,286,106
AOCI (net of tax) related to cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at the beginning	(2,147)	1,698	3,644	6,330	4,605	1,107	3,644	1,107	3,644	1,107	1,107
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(1,271)	(4,247)	(2,376)	651	1,797	3,786
Balance at the end	(3,208)	(2,147)	1,698	7,054	6,330	4,605	$ (2,147)	$ 6,330	$ (3,208)	$ 7,054	$ 3,644	$ 1,107
Amount reclassified out of Other comprehensive income (loss) to net loss | AOCI (net of tax) related to cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	$ 210	$ 402	$ 430	$ 73	$ (72)	$ (288)